Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (101,429)	€ (143,279)	€ (73,425)
Items that may be reclassified to profit or loss
Currency translation differences	3,300	(73)	(2,877)
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	(130)	178	205
Other comprehensive income/(loss) for the year, net of tax	3,170	105	(2,672)
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (98,258)	€ (143,174)	€ (76,097)